Capital Link

NextGen Protocol ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.5%

Canada — 0.4%
TMX Group(A)	1,012	$97,115

China — 7.2%
Baidu ADR*	5,142	1,457,551
Ping An Insurance Group of China, Cl H	38,000	466,835

		1,924,386

France — 4.5%
BNP Paribas	10,493	627,586
Capgemini	1,505	243,234
Engie	22,267	326,629

		1,197,449

Germany — 3.1%
SAP	6,574	814,389

Hong Kong — 2.1%
Hong Kong Exchanges & Clearing	9,300	567,302

India — 2.6%
Infosys ADR	39,900	683,088

Japan — 4.1%
GMO internet	8,100	240,248
HIS	7,400	175,519
Monex Group	36,500	303,539
Rakuten	18,200	203,456
SBI Holdings	5,800	161,032

		1,083,794

South Korea — 1.8%
Kakao	317	137,691
Samsung SDS	965	167,061
SK Telecom	825	181,742

		486,494

Switzerland — 3.4%
Nestle	8,553	897,531

Taiwan — 6.0%
Hon Hai Precision Industry	97,329	391,378
Taiwan Semiconductor Manufacturing ADR	9,606	1,209,779

		1,601,157

United States — 64.3%
Consumer Discretionary— 3.6%
Amazon.com*	313	968,087

Consumer Staples— 0.5%
Bunge	1,829	140,065

Financials— 5.7%
CME Group, Cl A	2,991	597,303
Intercontinental Exchange	6,415	707,639

Description	Shares/Par Amount	Fair Value
Signature Bank NY	992	$216,593

		1,521,535

Information Technology— 54.5%
Accenture, Cl A	2,756	691,480
Advanced Micro Devices*	5,524	466,833
Cisco Systems	20,403	915,483
DocuSign, Cl A*	2,572	582,970
Intel	20,473	1,244,349
International Business Machines	5,947	707,277
Intuit	1,502	585,990
Mastercard, Cl A	2,899	1,025,811
Micron Technology*	7,662	701,303
Microsoft	4,430	1,029,443
NVIDIA	1,980	1,086,189
Oracle	13,757	887,464
PayPal Holdings*	4,490	1,166,727
salesforce.com*	4,137	895,660
Square, Cl A*	1,580	363,447
Visa, Cl A(A)	4,660	989,737
VMware, Cl A(A)*	5,196	718,139
Xilinx	3,582	466,735

		14,525,037

		17,154,724

Total Common Stock (Cost $21,391,114)		26,507,429

MONEY MARKET — 0.4%
JPMorgan U.S. Government Money Market Fund, Class I, 0.03%(B)	97,853	97,853

Total Money Market (Cost $97,853)		97,853

REPURCHASE AGREEMENT — 0.8%(C)(D)
RBC Dominion Securities 0.030%, dated 02/26/2021 to be repurchased on 03/01/2021, repurchase price $222,522 (collateralized by U.S. Treasury and Government obligations, ranging in par value $0 - $47,969, 0.000% - 7.000%, 03/16/2021 - 04/01/2053; with total market value $225,951)	$221,521	221,521

Total Repurchase Agreement (Cost $221,521)		221,521

Total Investments - 100.7% (Cost $21,710,488)		$26,826,803

Percentages are based on Net Assets of $26,650,927.

Capital Link

NextGen Protocol ETF

Schedule of Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $1,126,837.
(B)	The rate reported is the 7-day effective yield as of February 28, 2021.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $221,521.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$26,507,429	$—	$—	$26,507,429
Money Market	97,853	—	—	97,853
Repurchase Agreement	—	221,521	—	221,521

Total Investments in Securities	$26,605,282	$221,521	$—	$26,826,803

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

INN-QH-001-0700